NOTE 5: THE TRANSACTION	12 Months Ended
Dec. 31, 2018
Note 5 Transaction
THE TRANSACTION

NOTE 5: THE TRANSACTION

On April 23, 2018, S.M.A.A.R.T Holdings Inc (“SMAART”) completed the acquisition with Adira Energy Ltd. (“Adira”), pursuant to which SMAART amalgamated with 1149770 B.C. Ltd., a wholly-owned subsidiary of Adira, to form Empower Healthcare Corporation, resulting in the indirect acquisition by SMAART of all of the issued and outstanding securities of Adira (the “Transaction”). This resulted in a reverse takeover of Adira by the shareholders of Empower Healthcare Corporation.

In connection with the Transaction completed on April 16, 2018, the Company changed its name from “Adira Energy Ltd.” to “Empower Clinics Inc.” and consolidated its existing common shares on the basis of one common share for each 6.726254 existing common shares of the Company.

At the time of the Transaction, Adira did not constitute a business as defined under IFRS 3; therefore, the Transaction was accounted for under IFRS 2, where the difference between the consideration given to acquire Adira and the net asset value of Adira was recorded as a listing fee expense to net loss. As Empower Healthcare Corporation was deemed to be the acquirer for accounting purposes, these consolidated financial statements present the historical financial information of Adira up to the date of the Transaction.

Consideration - shares	$614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	$1,308,808

Fair value of the net assets (liabilities) of Adira
Cash	$13,000
Accounts payable and accrued liabilities	(341,522)
$(328,522)

The fair value of 2,544,075 issued common shares of the Company was estimated using C$0.31 ($0.24) per share.